[redacted]

13000057

NYSE Regulation

NYSE Regulation, Inc.
11 Wall Street, 10th Floor
New York, NY 10005
nyseregulation.com

Received SEC

JAN 15 2012

Washington, DC 20549

CERT NYS

File No. 001-33274

January 15, 2013

Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

This is to certify that on January 15, 2013 the NYSE MKT LLC (the "Exchange") received from TravelCenters of America LLC (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

8.25% Senior Notes due 2028

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Director, Corporate Compliance
NYSE Regulation, Inc.